Pension liability - Fair Value of Pension Assets by Level (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net Plan Net Assets	$ 8,229	$ 7,374	$ 7,495
Level 1
Net Plan Net Assets	5,358	4,762
Level 2
Net Plan Net Assets	1,274	1,025
Level 3
Net Plan Net Assets	1,597	1,587	1,338
US Equities
Net Plan Net Assets	887	658
US Equities | Level 1
Net Plan Net Assets	887	658
US Equities | Level 2
Net Plan Net Assets	0	0
US Equities | Level 3
Net Plan Net Assets	0	0
Non-US Equities
Net Plan Net Assets	580	465
Non-US Equities | Level 1
Net Plan Net Assets	209	157
Non-US Equities | Level 2
Net Plan Net Assets	0	0
Non-US Equities | Level 3
Net Plan Net Assets	371	308
Government bonds
Net Plan Net Assets	661	3,440
Government bonds | Level 1
Net Plan Net Assets	628	2,891
Government bonds | Level 2
Net Plan Net Assets	33	549
Government bonds | Level 3
Net Plan Net Assets	0	0
Corporate bonds
Net Plan Net Assets	4,432	1,223
Corporate bonds | Level 1
Net Plan Net Assets	3,546	978
Corporate bonds | Level 2
Net Plan Net Assets	886	245
Corporate bonds | Level 3
Net Plan Net Assets	0	0
Hedge funds and limited partnerships
Net Plan Net Assets	355	231
Hedge funds and limited partnerships | Level 1
Net Plan Net Assets	0	0
Hedge funds and limited partnerships | Level 2
Net Plan Net Assets	355	231
Hedge funds and limited partnerships | Level 3
Net Plan Net Assets	0	0
Cash And Cash Equivalents
Net Plan Net Assets	88	78
Cash And Cash Equivalents | Level 1
Net Plan Net Assets	88	78
Cash And Cash Equivalents | Level 2
Net Plan Net Assets	0	0
Cash And Cash Equivalents | Level 3
Net Plan Net Assets	0	0
Real estate
Net Plan Net Assets	1,226	1,279
Real estate | Level 1
Net Plan Net Assets	0	0
Real estate | Level 2
Net Plan Net Assets	0	0
Real estate | Level 3
Net Plan Net Assets	$ 1,226	$ 1,279